Note 14 - Financial Instruments - Aging of Accounts Receivable (Details) - Trade receivables [member] - Credit risk [member] - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Financial assets	$ 298,703	$ 261,294
Current [member]
Statement Line Items [Line Items]
Financial assets	116,892	113,786
No later than one month [member]
Statement Line Items [Line Items]
Financial assets	42,562	44,374
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Financial assets	22,317	21,241
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Financial assets	16,352	12,686
Later than three months [member]
Statement Line Items [Line Items]
Financial assets	$ 100,580	$ 69,207